Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 22 – LOSS PER SHARE

Immediately following the Share Capital Increase, the Company adopted dual class ordinary share structure. Pursuant to the Second Amended and Restated Memorandum and Articles of Association of the Company, at any general meeting every Member shall have one (1) vote for every Class A ordinary share and twenty (20) votes for every Class B ordinary share. Each Class B ordinary share shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share, at the office of the Company or any transfer agent for such shares, into one fully paid and non-assessable Class A ordinary share. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Therefore, the two-class method of computing the loss per share is not applicable.

Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year.

	For the years ended December 31,
	2023	2022	2021

Numerator:
Net loss	$(32,920,724)	$(23,124,402)	$(8,714,332)
Less: accretion to redemption value of redeemable non-controlling interests	3,920,454	2,600,738	-
foreign currency effect on redemption value of redeemable non-controlling interests	(605,597)	(840,076)	-
net loss attributable to non-controlling interests	(8,688,144)	(487,780)	(311,072)
Net loss attributable to ordinary shareholders	$(27,547,437)	$(24,397,284)	$(8,403,260)

Denominator:
Weighted average number of shares outstanding – basic and diluted	25,622,195	24,820,313	23,638,751
Loss per share – basic and diluted	(1.08)	(0.98)	(0.36)

The potentially dilutive securities that were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive include restricted share units of 813,609, 1,302,476 and nil for the years ended December 31, 2023, 2022 and 2021, respectively.